BALANCE SHEET DETAILS (Details Textual) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Promissory Notes Payable [Member]
Balance Sheet Details [Line Items]
Debt Instrument, Issuance Date			Mar. 05, 2008
Debt Instrument, Maturity Date			Mar. 05, 2015
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%	2.00%
Debt Instrument, Convertible, Conversion Price			$ 0.0798
Conversion of Stock, Shares Converted			3,107,356